Operating Revenues	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Operating Revenues
2. Operating Revenues

The following table discloses operating revenues by contract type for the three and six months ended June 30, 2024 and 2023:

	Three months ended June 30, 2023	Three months ended June 30, 2024	Six months ended June 30, 2023	Six months ended June 30, 2024
	(in thousands)
Time charters	$78,319	$86,278	$154,711	$175,367
Voyage charters	43,801	45,323	84,019	77,254
Voyage charters from Luna Pool collaborative arrangement	155	—	7,355	—
Operating revenues from Unigas Pool	13,060	15,075	25,252	28,210
Total operating revenues	$135,335	$146,676	$271,337	$280,831

As of June 30, 2024, 32 of the Company’s 47 operated vessels (excluding the nine vessels operating within the independently managed Unigas Pool) were subject to time charters, 26 of which will expire within one year, five of which will expire within three years, and one of which will expire between three to five years from the balance sheet date (December 31, 2023: 38 of the Company’s 47 operated vessels were subject to time charters, 27 of which will expire within one year, five of which will expire within three years and six of which will expire between three to five years). The estimated undiscounted cash flows for committed time charter revenues that are expected to be received on an annual basis for ongoing time charters, as of June 30, 2024, are as follows:

(in thousands of U.S. dollars)
Within 1 year	196,750
In the second year	64,995
In the third year	17,113
In the fourth year	1,177

For time charter revenues accounted for under ASC 842, the amount of accrued income on the Company’s unaudited condensed consolidated balance sheet as of June 30, 2024, was $0.9 million (December 31, 2023: $1.0 million). The amount of hire payments received in advance under time charter contracts, recognized as a liability and reflected within deferred income on the Company’s unaudited condensed consolidated balance sheet as of June 30, 2024, was $25.6 million (December 31, 2023: $25.6 million). Deferred income allocated to time charters will be recognized ratably over time, which is expected to be within one month from June 30, 2024.

Voyage Charter revenues
Voyage charter revenues, which include revenues from contracts of affreightment, are shown net of address commissions.

As of June 30, 2024, for voyage charters and contracts of affreightment services accounted for under ASC 606, the amount of contract assets reflected within accrued income on the Company’s unaudited condensed consolidated balance sheet was $6.8 million (December 31, 2023: $1.3 million). Changes in the contract asset balance at the balance sheet dates reflect income accrued after loading of the cargo commences but before an invoice has been raised to the charterer, as well as changes in the number of the Company’s vessels contracted under voyage charters or contracts of affreightment.

The period opening and closing balance of receivables from voyage charters, including contracts of affreightment, was $18.3 million and $6.9 million, respectively, as of June 30, 2024 (December 31, 2023: $5.1 million and $18.3 million, respectively) and is reflected within net accounts receivable on the Company’s unaudited condensed consolidated balance sheet.

The amount allocated to costs incurred to fulfill a contract with a charterer, which are costs incurred following the commencement of a contract or charter party but before the loading of the cargo commences, was $1.1 million as of June 30, 2024 (December 31, 2023: $1.0 million) and is reflected within prepaid expenses and other current assets on the Company’s unaudited condensed consolidated balance sheet.

Voyage and Time charter revenues from Luna Pool collaborative arrangements
Revenues from the Luna Pool collaborative arrangements for the six months ended June 30, 2023 which were accounted for under ASC 808 – Collaborative Arrangements, represent our share of pool net revenues generated by the other Pool Participant’s vessels in the Luna Pool. These include revenues from voyage charters and contracts of affreightment, which are accounted for under ASC 606 in addition to time charter revenues, which are accounted for under ASC 842. Following the acquisition of the final of five vessels by Navigator Greater Bay Joint Venture on April 13, 2023, revenues from the Luna Pool vessels are no longer accounted for under ASC 808 – Collaborative Arrangements.